Acquisitions and Collaborations (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Fair Value of Consideration Transferred and Amounts Recognized for Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of consideration transferred and the recognized amounts of the assets acquired and liabilities assumed as of the acquisition date for the company’s material acquisitions during 2015, 2014 and 2013.

	2015		2014		2013
(in millions)	ONCASPAR	SuppreMol	Chatham	AesRx	Inspiration/Ipsen OBIZUR
Consideration transferred
Cash, net of cash acquired	$890	$228	$70	$15	$51
Fair value of contingent payments	—	—	77	65	269

Fair value of consideration transferred	$890	$228	$147	$80	$320

Assets acquired and liabilities assumed
Other intangible assets	$794	$179	$74	$78	$288
Inventories	22	—	—	—	—
Other assets	—	19	—	—	25
Accrued liabilities	(1)	—	—	—	—
Long-term liabilities	(123)	(53)	—	—	—

Total identifiable net assets	692	145	74	78	313
Goodwill	198	83	73	2	7

Total assets acquired and liabilities assumed	$890	$228	$147	$80	$320